Long Term Loans (Details) ₪ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Jun. 17, 2022 shares	Oct. 20, 2022 shares	Mar. 25, 2022 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 ILS (₪)	Oct. 07, 2021	Apr. 30, 2021	Dec. 31, 2020 USD ($)
Long Term Loans (Details) [Line Items]
Total amount of loans				$ 811	₪ 89
Loans bear interest rate						16.00%	10.00%
Loans including interest (in Dollars)				$ 1,222
Ordinary shares (in Shares) | shares	3,200,000	2,777,777	800,000	305,267
Conversion price discount percentage				20.00%
US loans [Member]
Long Term Loans (Details) [Line Items]
Total amount of loans				$ 126				$ 1,272
Minimum [Member]
Long Term Loans (Details) [Line Items]
Loans bear interest rate				2.10%	2.10%
Minimum [Member] | G Medical Diagnostic Services Inc [Member]
Long Term Loans (Details) [Line Items]
Loans bear interest rate				4.00%	4.00%
Maximum [Member]
Long Term Loans (Details) [Line Items]
Loans bear interest rate				(2.80%)	(2.80%)
Maximum [Member] | G Medical Diagnostic Services Inc [Member]
Long Term Loans (Details) [Line Items]
Loans bear interest rate				(12.00%)	(12.00%)